ORGANIZATION AND BASIS OF PRESENTATION (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 26, 2025 USD ($) TRANSMISSION_PROJECT mi	Sep. 30, 2025 USD ($) KV SQMI	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) KV Segment SQMI	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) SQMI Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 21, 2025	Mar. 25, 2024 DIRECTOR	Mar. 24, 2024	May 31, 2022
Regulatory Assets [Line Items]
Nominal voltage (in kV) | KV		500		500
Nominal voltage (in kV) | KV		345		345
Nominal voltage (in kV) | KV		230		230
Nominal voltage (in kV) | KV		138		138
Nominal voltage (in kV) | KV		115		115
Nominal voltage (in kV) | KV		69		69
Nominal voltage (in kV) | KV		46		46
Number of directors | DIRECTOR										5
Capitalized cost of equity		$ 16,000,000	$ 11,000,000	$ 42,000,000	$ 28,000,000	$ 40,000,000	$ 26,000,000	$ 28,000,000
Capitalized interest		$ 7,000,000	4,000,000	$ 15,000,000	13,000,000	$ 17,000,000	12,000,000	$ 8,000,000
Number of operating segments | Segment				1		1
Service area | SQMI		12,520		12,520		12,520
Goodwill impairment loss				$ 0		$ 0	$ 0
Public utilities, property, plant and equipment, disclosure of composite depreciation rate for plants in service						2.60%	2.50%	2.40%
Interest costs capitalized		$ 7,000,000	$ 4,000,000	15,000,000	$ 13,000,000	$ 17,000,000	$ 12,000,000	$ 8,000,000
PJM Interconnection, LLC | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Regulatory Assets [Line Items]
Expected cost of the program	$ 3,000,000,000
Brookfield
Regulatory Assets [Line Items]
Number of directors | DIRECTOR										2
Equity contribution from FE
Regulatory Assets [Line Items]
Number of directors | DIRECTOR										3
Valley Link
Regulatory Assets [Line Items]
Equity method investment, ownership percentage									34.00%
Equity method investments		0		0		0
Valley Link | PJM Interconnection, LLC
Regulatory Assets [Line Items]
Number of transmission projects | TRANSMISSION_PROJECT	2
Expected cost of the program	$ 1,000,000,000
Valley Link | PJM Interconnection, LLC | Putnam County West Virginia and Frederick County Maryland
Regulatory Assets [Line Items]
Transmission line length | mi	260
Valley Link | PJM Interconnection, LLC | Campbell County Virginia and Fauquier County, Virginia
Regulatory Assets [Line Items]
Transmission line length | mi	155
Valley Link | Dominion HV
Regulatory Assets [Line Items]
Equity method investment, ownership percentage									30.00%
Valley Link | Transource Energy, LLC
Regulatory Assets [Line Items]
Equity method investment, ownership percentage									36.00%
Valley Link | VEPCO and Transource Energy, LLC [Member] | Subsequent Event [Member]
Regulatory Assets [Line Items]
Equity method investments	$ 3,000,000,000
Path WV | Variable Interest Entity, Not Primary Beneficiary
Regulatory Assets [Line Items]
Equity method investments		$ 17,000,000		$ 17,000,000		$ 17,000,000	$ 17,000,000
Variable interest entities percentage of high voltage transmission line project owned by variable interest entity one in joint venture party one		100.00%		100.00%		100.00%
Variable interest entities percentage of high voltage transmission line project owned by variable interest entity one in joint venture party two		50.00%		50.00%		50.00%
FET | Brookfield
Regulatory Assets [Line Items]
Sale of ownership interest by parent										30.00%
Metropolitan Energy Company [Member] | ME's
Regulatory Assets [Line Items]
Equity method investment, ownership percentage							17.00%
Metropolitan Energy Company [Member] | PN's
Regulatory Assets [Line Items]
Equity method investment, ownership percentage							25.00%
North American Transmission Company [Member] | FET | Brookfield
Regulatory Assets [Line Items]
Equity method investment, ownership percentage										49.90%		19.90%
Common Class B | Parent Company
Regulatory Assets [Line Items]
Special purpose membership interest held, percentage of distributions						1	100
Common Class B | Metropolitan Energy Company [Member]
Regulatory Assets [Line Items]
Special purpose membership interest held, percentage of distributions		100		100
MAIT | Common Class A
Regulatory Assets [Line Items]
Ownership percentage by parent										100.00%	100.00%
MAIT | Common Class B
Regulatory Assets [Line Items]
Ownership percentage by parent										100.00%	100.00%
FET | Equity contribution from FE
Regulatory Assets [Line Items]
Ownership percentage by parent										50.10%